UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.0%
	Communications – 1.3%
300,333	Groupon, Inc.*	$1,132,255

	Consumer Discretionary – 15.9%
1,857	Amazon.com, Inc.*	3,719,571
30,778	Aramark	1,324,070
44,334	Comcast Corp. - Class A	1,569,867
4,469	Domino's Pizza, Inc.	1,317,461
15,547	Hasbro, Inc.	1,634,301
20,846	Healthcare Services Group, Inc.	846,764
25,962	LKQ Corp.*	822,217
3,787	O'Reilly Automotive, Inc.*	1,315,301
16,262	TJX Cos., Inc.	1,821,669
		14,371,221
	Consumer Staples – 3.4%
12,611	Estee Lauder Cos., Inc. - Class A	1,832,631
9,211	McCormick & Co., Inc.	1,213,549
		3,046,180
	Energy – 3.7%
20,384	Apergy Corp.*	887,927
7,233	Concho Resources, Inc.*	1,104,841
57,064	Marathon Oil Corp.	1,328,450
		3,321,218
	Financials – 15.8%
33,608	Air Lease Corp. - Class A	1,541,935
16,127	American International Group, Inc.	858,601
6,194	Berkshire Hathaway, Inc. - Class B*	1,326,197
8,721	First Republic Bank	837,216
105,143	FNB Corp.	1,337,419
24,202	Fidelity National Financial, Inc.	952,349
16,603	JPMorgan Chase & Co.	1,873,483
12,070	Reinsurance Group of America, Inc.	1,744,839
17,371	Visa, Inc. - Class A	2,607,213
24,671	Zions Bancorporation	1,237,251
		14,316,503
	Health Care – 18.1%
23,417	Baxter International, Inc.	1,805,217
5,285	Bio-Techne Corp.	1,078,721
28,430	Catalent, Inc.*	1,294,987
13,898	Danaher Corp.	1,510,157
5,298	ICU Medical, Inc.*	1,498,009
8,895	Johnson & Johnson	1,229,022
7,697	Laboratory Corp. of America Holdings*	1,336,815
2,190	Mettler-Toledo International, Inc.*	1,333,666

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
6,866	Thermo Fisher Scientific, Inc.	$1,675,853
8,067	UnitedHealth Group, Inc.	2,146,145
15,765	Zoetis, Inc.	1,443,443
		16,352,035
	Industrials – 8.1%
4,133	FedEx Corp.	995,185
11,263	Honeywell International, Inc.	1,874,163
40,583	Quanta Services, Inc.*	1,354,661
7,739	Raytheon Co.	1,599,342
5,154	Roper Technologies, Inc.	1,526,666
		7,350,017
	Materials – 5.2%
13,860	Avery Dennison Corp.	1,501,731
19,823	FMC Corp.	1,728,169
14,250	Ingevity Corp.*	1,451,790
		4,681,690
	Technology – 23.5%
8,758	Adobe Systems, Inc.*	2,364,222
2,109	Alphabet, Inc. - Class C*	2,517,028
10,911	Amphenol Corp. - Class A	1,025,852
11,246	Apple, Inc.	2,538,672
23,805	Black Knight, Inc.*	1,236,670
28,221	FLIR Systems, Inc.	1,734,745
18,342	Guidewire Software, Inc.*	1,852,725
23,244	IHS Markit Ltd.* [1]	1,254,246
24,805	Integrated Device Technology, Inc.*	1,166,083
14,984	Microchip Technology, Inc.	1,182,388
22,732	Microsoft Corp.	2,599,859
13,135	Red Hat, Inc.*	1,790,038
		21,262,528
	Total Common Stocks (Cost $63,767,021)	85,833,647

Principal Amount

	Short-Term Investments – 5.1%
$4,608,511	UMB Money Market Fiduciary, 0.25%[2]	4,608,511

	Total Short-Term Investments (Cost $4,608,511)	4,608,511

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2018 (Unaudited)

Value

Total Investments – 100.1% (Cost $68,375,532)	$90,442,158
Liabilities in Excess of Other Assets – (0.1)%	(127,075)

Total Net Assets – 100.0%	$90,315,083

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.2%
	Consumer Discretionary – 8.7%
4,950	Allegiant Travel Co.	$627,660
203,458	Chico's FAS, Inc.	1,763,981
13,357	Genesco, Inc.*	629,115
9,856	Gentherm, Inc.*	447,955
15,748	HMS Holdings Corp.*	516,692
22,406	Huron Consulting Group, Inc.*	1,106,856
24,626	Jack in the Box, Inc.	2,064,398
106,806	Quanex Building Products Corp.	1,943,869
70,235	Red Lion Hotels Corp.*	877,937
		9,978,463
	Consumer Staples – 6.2%
12,139	Casey's General Stores, Inc.	1,567,266
26,679	Core-Mark Holding Co., Inc.	906,019
46,972	Flowers Foods, Inc.	876,498
22,184	Hain Celestial Group, Inc.*	601,630
9,856	Lancaster Colony Corp.	1,470,614
35,706	TreeHouse Foods, Inc.*	1,708,532
		7,130,559
	Energy – 3.0%
35,019	C&J Energy Services, Inc.*	728,395
42,751	Newfield Exploration Co.*	1,232,511
18,159	PDC Energy, Inc.*	889,065
23,293	World Fuel Services Corp.	644,750
		3,494,721
	Financials – 22.2%
38,758	Chimera Investment Corp. - REIT	702,683
15,307	Community Bank System, Inc.	934,798
25,511	eHealth, Inc.*	720,941
28,649	Enterprise Financial Services Corp.	1,519,829
157,054	Equity Commonwealth - REIT*	5,039,863
43,005	First Busey Corp.	1,335,305
47,188	Healthcare Trust of America, Inc. - Class A - REIT	1,258,504
34,353	IBERIABANK Corp.	2,794,617
29,647	Lakeland Financial Corp.	1,377,993
46,554	National Bank Holdings Corp. - Class A	1,752,758
75,095	Physicians Realty Trust - REIT	1,266,102
13,057	Renasant Corp.	538,079
46,421	Seacoast Banking Corp. of Florida*	1,355,493
91,366	Umpqua Holdings Corp.	1,900,413
50,674	United Community Banks, Inc.	1,413,298

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Financials (Continued)
39,487	WesBanco, Inc.	$1,760,330
		25,671,006
	Health Care – 10.2%
116,917	AngioDynamics, Inc.*	2,541,775
10,775	Cambrex Corp.*	737,010
46,431	Hanger, Inc.*	967,158
21,513	Harvard Bioscience, Inc.*	112,943
44,479	Horizon Pharma PLC* [1]	870,899
49,762	Meridian Bioscience, Inc.	741,454
66,520	Orthofix Medical, Inc.*	3,845,521
42,910	Premier, Inc. - Class A*	1,964,420
		11,781,180
	Industrials – 15.5%
18,318	Astec Industries, Inc.	923,410
37,364	AZZ, Inc.	1,886,882
9,761	EMCOR Group, Inc.	733,149
17,639	EnerSys, Inc.	1,536,886
36,096	ESCO Technologies, Inc.	2,456,333
34,278	Esterline Technologies Corp.*	3,117,584
12,513	FTI Consulting, Inc.*	915,826
349,614	Great Lakes Dredge & Dock Corp.*	2,167,607
23,737	ITT, Inc.	1,454,129
26,852	Spartan Motors, Inc.	396,067
70,545	SPX Corp.*	2,349,854
		17,937,727
	Materials – 8.2%
40,038	Bemis Co., Inc.	1,945,847
135,490	Innophos Holdings, Inc.	6,015,756
36,563	PH Glatfelter Co.	698,719
30,441	Silgan Holdings, Inc.	846,260
		9,506,582
	Technology – 15.7%
8,513	Conduent, Inc.*	191,713
24,318	Cray, Inc.*	522,837
25,131	CSG Systems International, Inc.	1,008,758
172,062	FireEye, Inc.*	2,925,054
38,836	FLIR Systems, Inc.	2,387,249
62,494	KeyW Holding Corp.*	541,198
105,232	Marchex, Inc. - Class B	292,545
106,250	NCR Corp.*	3,018,563
143,498	Nuance Communications, Inc.*	2,485,385
53,216	Progress Software Corp.	1,877,993

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Technology (Continued)
109,018	Ribbon Communications, Inc.*	$744,593
314,852	Seachange International, Inc.*	563,585
168,280	ServiceSource International, Inc.*	479,598
97,672	Viavi Solutions, Inc.*	1,107,600
		18,146,671
	Utilities – 5.5%
19,839	American States Water Co.	1,212,956
22,719	Connecticut Water Service, Inc.	1,576,017
25,353	New Jersey Resources Corp.	1,168,773
37,096	PNM Resources, Inc.	1,463,437
20,568	Portland General Electric Co.	938,107
		6,359,290
	Total Common Stocks (Cost $97,883,441)	110,006,199

Principal Amount

	Short-Term Investments – 5.7%
$6,605,779	UMB Money Market Fiduciary, 0.25%[1]	6,605,779

	Total Short-Term Investments (Cost $6,605,779)	6,605,779

	Total Investments – 100.9% (Cost $104,489,220)	116,611,978
	Liabilities in Excess of Other Assets – (0.9)%	(1,033,066)

	Total Net Assets – 100.0%	$115,578,912

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes

At September 30, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

	All Cap Fund	Small Cap Value Fund
Cost of investments	$68,402,108	$104,751,475

Gross unrealized appreciation	$23,285,533	$14,829,963
Gross unrealized depreciation	(1,245,483)	(2,969,460)
Net unrealized appreciation on investments	$22,040,050	$11,860,503

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$85,833,647	$-	$-	$85,833,647
Short-Term Investments	4,608,511	-	-	4,608,511
Total Investments	$90,442,158	$-	$-	$90,442,158

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$110,006,199	$-	$-	$110,006,199
Short-Term Investments	6,605,779	-	-	6,605,779
Total Investments	$116,611,978	$-	$-	$116,611,978

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title: Date:	Maureen Quill, President 11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2018